Labor and social security liabilities - Summary of Labor and social security liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Labor and Social Security Liabilities [Abstract]
Accrued annual payments and related social charges	R$ 142,552	R$ 85,675
Labor liabilities and related social charges	111,809	50,770
Total labor and social security liabilities	254,361	136,445
Current	173,103	109,013
Non-current	R$ 81,258	R$ 27,432